Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables [abstract]
Schedule of Trade and Other Receivables

As at	December 31, 2021	December 31, 2020
Trade receivables from doré and concentrate sales	$25,718	$26,309
Advances and other receivables	4,424	4,108
Value added taxes recoverable - operations	46,345	13,432
Value added taxes recoverable - Lindero construction	-	32,706
Trade and other receivables	$76,487	$76,555